Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Feb. 11, 2016	Feb. 10, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Property and equipment	$ 898,316	$ 891,135
Accumulated depreciation	(30,278)
Property and equipment, net	868,038	891,135
Predecessor
Property Plant And Equipment [Line Items]
Property and equipment			$ 3,480,890	$ 3,481,006	$ 3,439,242
Accumulated depreciation				(532,619)	(406,674)
Property and equipment, net			2,937,575	2,948,387	3,032,568
Drilling Equipment
Property Plant And Equipment [Line Items]
Property and equipment	862,924
Drilling Equipment | Predecessor
Property Plant And Equipment [Line Items]
Property and equipment				3,425,738	3,391,024
Assets under Construction
Property Plant And Equipment [Line Items]
Property and equipment	17,160
Property and equipment, net		$ 9,289
Assets under Construction | Predecessor
Property Plant And Equipment [Line Items]
Property and equipment				23,421	27,905
Property and equipment, net			$ 23,799
Office and Technology Equipment
Property Plant And Equipment [Line Items]
Property and equipment	17,288
Office and Technology Equipment | Predecessor
Property Plant And Equipment [Line Items]
Property and equipment				29,405	18,333
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment	$ 944
Leasehold Improvements | Predecessor
Property Plant And Equipment [Line Items]
Property and equipment				$ 2,442	$ 1,980